GOF P8 08/20

SUPPLEMENT DATED AUGUST 17, 2020

TO THE CURRENTLY EFFECTIVE PROSPECTUS

OF EACH OF THE FUNDS LISTED BELOW

Franklin Alternative Strategies Funds

Franklin K2 Alternative Strategies Fund

Franklin K2 Long Short Credit Fund

Franklin California Tax-Free Income Fund

Franklin California Tax-Free Trust

Franklin California Intermediate-Term Tax-Free Income Fund

Franklin Custodian Funds

Franklin DynaTech Fund

Franklin Focused Growth Fund

Franklin Growth Fund

Franklin Income Fund

Franklin U.S. Government Securities Fund

Franklin Utilities Fund

Franklin Federal Tax-Free Income Fund

Franklin Fund Allocator Series

Franklin Corefolio Allocation Fund

Franklin Founding Funds Allocation Fund

Franklin LifeSmart™ Retirement Income Fund

Franklin LifeSmart™ 2020 Retirement Target Fund

Franklin LifeSmart™ 2025 Retirement Target Fund

Franklin LifeSmart™ 2030 Retirement Target Fund

Franklin LifeSmart™ 2035 Retirement Target Fund

Franklin LifeSmart™ 2040 Retirement Target Fund

Franklin LifeSmart™ 2045 Retirement Target Fund

Franklin LifeSmart™ 2050 Retirement Target Fund

Franklin LifeSmart™ 2055 Retirement Target Fund

Franklin Conservative Allocation Fund

Franklin Moderate Allocation Fund

Franklin Growth Allocation Fund

Franklin Payout 2020 Fund

Franklin Payout 2021 Fund

Franklin Payout 2022 Fund

Franklin Payout 2023 Fund

Franklin International Core Equity (IU) Fund

Franklin U.S. Core Equity (IU) Fund

Franklin Emerging Market Core Equity (IU) Fund

Franklin Global Trust

Franklin Emerging Markets Debt Opportunities Fund

Franklin International Growth Fund

Franklin International Small Cap Growth Fund

Franklin Gold and Precious Metals Fund

Franklin High Income Trust

Franklin High Income Fund

Franklin Investors Securities Trust

Franklin Adjustable U.S. Government Securities Fund

Franklin Convertible Securities Fund

Franklin Equity Income Fund

Franklin Floating Rate Daily Access Fund

Franklin Low Duration Total Return Fund

Franklin Managed Income Fund

Franklin Total Return Fund

Franklin Managed Trust

Franklin Rising Dividends Fund

Franklin Municipal Securities Trust

Franklin California High Yield Municipal Fund

Franklin Tennessee Municipal Bond Fund

Franklin Mutual Series Funds

Franklin Mutual Beacon Fund

Franklin Mutual European Fund

Franklin Mutual Financial Services Fund

Franklin Mutual Global Discovery Fund

Franklin Mutual Quest Fund

Franklin Mutual Shares Fund

Franklin New York Tax-Free Income Fund

Franklin New York Tax-Free Trust

Franklin New York Intermediate-Term Tax-Free Income Fund

Franklin Real Estate Securities Trust

Franklin Real Estate Securities Fund

Franklin Strategic Mortgage Portfolio

Franklin Strategic Series

Franklin Biotechnology Discovery Fund

Franklin Growth Opportunities Fund

Franklin Natural Resources Fund

Franklin Small Cap Growth Fund

Franklin Small-Mid Cap Growth Fund

Franklin Strategic Income Fund

Franklin Templeton SMACS: Series E

Franklin Templeton SMACS: Series I

Franklin Templeton SMACS: Series CH

Franklin Templeton SMACS: Series H

Franklin Tax-Free Trust

Franklin Federal Intermediate-Term Tax-Free Income Fund

Franklin Federal Limited-Term Tax-Free Income Fund

Franklin High Yield Tax-Free Income Fund

Franklin Massachusetts Tax-Free Income Fund

Franklin New Jersey Tax-Free Income Fund

Franklin Alabama Tax-Free Income Fund

Franklin Florida Tax-Free Income Fund

Franklin Georgia Tax-Free Income Fund

Franklin Kentucky Tax-Free Income Fund

Franklin Louisiana Tax-Free Income Fund

Franklin Maryland Tax-Free Income Fund

Franklin Missouri Tax-Free Income Fund

Franklin Municipal Green Bond Fund

Franklin North Carolina Tax-Free Income Fund

Franklin Virginia Tax-Free Income Fund

Franklin Arizona Tax-Free Income Fund

Franklin Colorado Tax-Free Income Fund

Franklin Connecticut Tax-Free Income Fund

Franklin Michigan Tax-Free Income Fund

Franklin Minnesota Tax-Free Income Fund

Franklin Ohio Tax-Free Income Fund

Franklin Oregon Tax-Free Income Fund

Franklin Pennsylvania Tax-Free Income Fund

Franklin U.S. Government Money Fund

Franklin Value Investors Trust

Franklin MicroCap Value Fund

Franklin Mutual U.S. Value Fund

Franklin Small Cap Value Fund

Templeton China World Fund

Templeton Developing Markets Trust

Templeton Funds

Templeton Foreign Fund

Templeton World Fund

Templeton International Climate Change Fund

Templeton Global Investment Trust

Templeton Emerging Markets Small Cap Fund

Templeton Global Balanced Fund

Templeton Global Smaller Companies Fund

Templeton Growth Fund, Inc.

Templeton Income Trust

Templeton Emerging Markets Bond Fund

Templeton Global Bond Fund

Templeton Global Total Return Fund

Templeton International Bond Fund

Templeton Institutional Funds

Foreign Smaller Companies Series

International Equity Series

I.      For each Fund that offers Class R shares, the fourth bullet point under the “Your Account – Choosing a Share Class – Sales Charges – Class R - Retirement Plans” section of the prospectus is replaced with the following:

•         Non-ERISA 403(b) plans when purchasing direct from the Fund or platforms approved by Distributors

II.     The second paragraph under the “Your Account – Investor Services – Telephone/Online Privileges” section of the prospectus for each Fund, if applicable, is replaced with the following:

To view your account information or request online transactions, you will first need to register for these services at the shareholder section of our website at franklintempleton.com. You will be asked to accept the terms of an online agreement(s) and establish a password for online services. If you are registered for online services, you may enroll online in Franklin Templeton’s electronic delivery program for your shareholder documents. This will allow you to receive electronic delivery (through our website) of most Franklin Templeton funds’ prospectuses, proxy statements and other documents, as well as your account(s) statements and trade confirmations, and discontinue receiving your paper copies through the U.S. mail. Using our shareholder website means you are consenting to sending and receiving personal financial information over the Internet, so you should be sure you are comfortable with the risks.

III.   The second and third paragraphs under the “Your Account – Account Policies – Statements, Reports and Prospectuses” section of the prospectus for each Fund, if applicable, is replaced with the following:

You also will receive, or receive notice of the availability of, the Fund’s financial reports every six months. In addition, you will receive an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports (to the extent received by mail) and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

You may elect to receive your statements, prospectuses and other documents through electronic delivery (please see "Investor Services - Telephone/Online Privileges").

IV.   Under “Your Account – Account Policies – Calculating Share Price - Security Valuation – Foreign Securities – Potential Impact of Time Zones and Market Holidays” section of the prospectus for each Fund, if applicable, is replaced with the following:

Security Valuation – Foreign Securities – Potential Impact of Time Zones and Market Holidays

Trading in securities on foreign securities stock exchanges and over-the-counter markets, such as those in Europe and Asia, may be completed before 1 p.m. Pacific time on each day that the Fund is open. Occasionally, events occur between the time at which trading in a foreign security is completed and 1 p.m. Pacific time that might call into question the availability (including the reliability) of the value of a foreign portfolio security held by the Fund. As a result, the Fund may be susceptible to what is referred to as “time-zone arbitrage.” Certain investors in the Fund may seek to take advantage of discrepancies in the value of the Fund’s portfolio securities as determined by the foreign market at its close and the latest indications of value attributable to the portfolio securities at the time the Fund’s NAV is computed. Trading by these investors, often referred to as “arbitrage market timers,” may dilute the value of the Fund’s shares, if such discrepancies in security values actually exist. To attempt to minimize the possibilities for time-zone arbitrage, and in accordance with procedures established and approved by the Fund’s board of trustees, the investment manager monitors price movements by using a fair value pricing service offered through an independent pricing vendor.

The fair value pricing service is used to estimate the price of a security in a liquid market at the time of the NAV calculation (1 p.m. Pacific Time).  If certain criteria are met, the foreign securities may be valued using the price from the fair value pricing service. The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of the Fund’s portfolio at the time that the NAV is calculated, to discourage potential arbitrage market timing in Fund shares, to mitigate the dilutive impact of such attempted arbitrage market timing and to be fair to purchasing, redeeming and existing shareholders. However, the application of fair value pricing procedures may, on occasion, worsen rather than mitigate the potential dilutive impact of shareholder trading.

In addition, trading in foreign portfolio securities generally, or in securities markets in a particular country or countries, may not take place on every Fund’s business day. Furthermore, trading takes place in various foreign markets on days that are not business days for the Funds, and on which the Fund’s NAV is not calculated (in which case, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares). Thus, the calculation of the Fund’s NAV does not take place contemporaneously with the determination of the prices of many of the foreign portfolio securities used in the calculation. If events affecting the last determined values of these foreign securities occur, the securities will be valued at fair value determined in good faith in accordance with the Fund’s fair value procedures established and approved by the board of trustees (as described above).

V.    For Franklin Federal Intermediate-Term Tax-Free Income Fund, Franklin Federal Limited-Term Tax-Free Income Fund, Franklin High Yield Tax-Free Income Fund, Franklin Massachusetts Tax-Free Income Fund and Franklin New Jersey Tax-Free Income Fund, the table under “Your Account – Choosing a Share Class – Class A, A1 & C” section of the prospectus is replaced with the following:

Sales Charges - Class A & A1
when you invest this amount	the sales charge makes up this % of the offering price[1]	which equals this % of your net investment[1]
All Funds (except Federal Intermediate-Term & Federal Limited-Term Fund)
Under $100,000	3.75	3.90
$100,000 but under $250,000	3.25	3.36
$250,000 but under $500,000	2.25	2.30
$500,000 or more	0.0	0.00
Federal Intermediate-Term Fund & Federal Limited-Term Fund
Under $100,000	2.25	2.30
$100,000 but under $250,000	1.75	1.78
$250,000 but under $500,000	1.25	1.27
$500,000 or more	0.00	0.00

1. The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.

VI.   The following is added to the “Appendix A – Intermediary Sales Charge Discounts and Waivers” section for each Fund, if applicable:

Stifel, Nicolaus & Company, Incorporated ("Stifel")

Effective July 1, 2020, shareholders purchasing Fund shares through a Stifel platform or account or who own shares for which Stifel or an affiliate is the broker-dealer of record are eligible for the following front-end sales charge (load) waiver, in addition to those listed in the prospectus:

• Class C shares that have been held for more than seven (7) years will be converted to Class A shares of the same Fund pursuant to Stifel's policies and procedures at net asset value (without a front-end sales charge).

Please keep this supplement with your prospectus for future reference.